GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
General Information [Abstract]
GENERAL

NOTE 1 — GENERAL

a.     Reporting entity

Itamar Medical Ltd. (the “Company”) is a company incorporated in Israel, with registered office at 9 Halamish Street, North Industrial Zone, Caesarea, Israel. The condensed consolidated interim financial statements of the Company and its subsidiaries as of September 30, 2019 and 2018 and for each of the three and nine-month periods ended September 30, 2019 and 2018 comprise the Company and its subsidiaries (together referred to as the “Group”). The Company is a medical technology company focused on the development and commercialization of non-invasive medical devices to aid in the diagnosis of respiratory sleep disorders. The Company commercialize a digital healthcare platform to facilitate the continuum of care for effective sleep apnea management with a focus on the cardiology market. The Company offers a Total Sleep Solution, or TSS, to help physicians provide comprehensive sleep apnea management in a variety of clinical environments to optimize patient care and reduce healthcare system costs. The ordinary shares, par value of New Israeli Shekel (“NIS”) 0.01 per share, of the Company are listed on the Tel Aviv Stock Exchange Ltd. (“TASE”). On February 27, 2019, the Company’s American Depositary Shares (“ADSs”), each of which represents 30 ordinary shares of the Company, represented by American Depositary Receipts (“ADRs”), were registered for trade on the Nasdaq Capital Market.

NOTE 1 – GENERAL

a.    Reporting entity

Itamar Medical Ltd. (the “Company”) is a company incorporated in Israel, with registered office at 9 Halamish Street, North Industrial Zone, Caesarea, Israel. The consolidated financial statements of the Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 comprise the Company and its subsidiaries (together referred to as the “Group”). The Company is engaged in research, development, sales and marketing of non-invasive medical devices for the diagnosis of respiratory sleep disorders with a focus on the cardiology market. The Company offers a Total Sleep Solution™ to help physicians provide comprehensive sleep apnea management in a variety of clinical environments to optimize patient care and reduce healthcare costs. Its flagship Peripheral Arterial Tone biological signal (“PAT”) -based product, the WatchPAT™ device, is a home-use diagnostic device for sleep breathing disorders. It also offers the EndoPAT™ system, an FDA-approved device to test endothelial dysfunction and to evaluate the risk of heart disease and other cardiovascular diseases. The ordinary shares of the Company are listed on the Tel Aviv Stock Exchange Ltd. (“TASE”). On February 27, 2019, the Company’s American Depositary Shares (“ADSs”), each of which represents 30 ordinary shares of the Company, represented by American Depositary Receipts (“ADRs”), were registered for trade on the Nasdaq Capital Market.

b.    The Company’s financial position

As described in Note 22a, during February and March 2019, the Company raised total consideration of $14.7 million in a private placement. In addition, as describe in Note 8a, on March 12, 2019, the Company increased its credit facility with a bank from up to $10 million to up to $15 million. The Company’s management and Board of Directors are in the opinion that, based on the positive trend of its operating results, the bank credit facility, the private placement and the Company’s ability to adjust its budget to business developments, the Company has enough financial resources in order to continue its business activities in the twelve-month period from the date of approval of these financial statements. In addition, management continuously assesses its actual results and monitors its financial covenants and is able to respond by reducing and monitoring its operating expenses in case it does not meet its targets.